Additional paid in capital - Fair Value of Stock Options (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 30, 2018	Dec. 31, 2017
Fair Value of Stock Options [Abstract]
Interest expense		$ 1,085,371		$ 1,085,371	$ 3,243,812
Product development	18,725	1,047,981	18,804	1,048,318	1,243,644	186,476	66,800
Professional expense	391,843	193,485	391,843	392,677	392,677	401,151	52,492
General, selling and administration		541,209		805,865	1,244,636	993,716	80,938
Total	$ 410,568	$ 2,868,046	$ 410,647	$ 3,332,231	$ 6,124,769	$ 1,581,343	$ 200,230